INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Land-use rights	$ 689	$ 690
Less: accumulated amortization	(78)	(58)
Intangible assets, net	$ 611	$ 632